Document And Entity Information	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Entity Information [Line Items]
Document Type	S-4	S-4
Document Period End Date	Dec. 31, 2012	Dec. 31, 2012
Amendment Flag	false	false
Entity Registrant Name	LinnCo, LLC	Linn Energy, LLC
Entity Central Index Key	0001549756	0001326428
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	Yes
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Non-accelerated Filer	Large Accelerated Filer
Document Fiscal Year Focus	2012	2012
Document Fiscal Period Focus	FY	FY